Operating Expenses - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other General And Administrative Expenses [abstract]
Employee expenses	€ 3,542	€ 3,312	€ 2,630
Share-based payments	1,962	2,331	1,707
Rent & Insurances	625	1,097	1,053
Communication & Marketing	607	676	761
Consulting fees	1,532	2,192	2,227
Travel & Living	331	253	211
Post employment benefits	(33)	(3)
Depreciation	345	267	229
Other	159	263	490
Total General and administration	€ 9,070	€ 10,387	€ 9,310